3. Loans, Allowance for Loan Losses and Credit Quality (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses, Beginning balance	$ 3,886,502	$ 3,727,935
Charge-offs	(695,582)	(941,673)
Recoveries	121,160	100,240
Provisions	1,000,000	1,000,000
Allowance for loan losses, Ending balance	4,312,080	3,886,502
Allowance for loan losses evaluated for impairment, Individually	174,000	458,500
Allowance for loan losses evaluated for impairment, Collectively	4,138,080	3,428,002
Total Allowance for loan losses	4,312,080	3,886,502
Loans evaluated for impairment, Individually	4,149,346	7,470,370
Loans evaluated for impairment, Collectively	412,226,102	378,916,102
Total Loans	416,375,448	386,386,472
Commercial and industrial
Allowance for loan losses, Beginning balance	342,314	302,421
Charge-offs	(159,309)	(22,050)
Recoveries	29,769	13,225
Provisions	215,607	48,718
Allowance for loan losses, Ending balance	428,381	342,314
Allowance for loan losses evaluated for impairment, Individually	0	70,600
Allowance for loan losses evaluated for impairment, Collectively	428,381	271,714
Total Allowance for loan losses	428,381	342,314
Loans evaluated for impairment, Individually	435,165	1,000,120
Loans evaluated for impairment, Collectively	48,848,783	38,514,487
Total Loans	49,283,948	39,514,607
Commercial real estate
Allowance for loan losses, Beginning balance	1,385,939	1,391,898
Charge-offs	(57,923)	(197,367)
Recoveries	51,863	8,479
Provisions	156,561	182,929
Allowance for loan losses, Ending balance	1,536,440	1,385,939
Allowance for loan losses evaluated for impairment, Individually	0	57,500
Allowance for loan losses evaluated for impairment, Collectively	1,536,440	1,328,439
Total Allowance for loan losses	1,536,440	1,385,939
Loans evaluated for impairment, Individually	1,762,615	3,669,260
Loans evaluated for impairment, Collectively	138,044,902	128,600,108
Total Loans	139,807,517	132,269,368
Residential real estate 1st lien
Allowance for loan losses, Beginning balance	1,578,493	1,830,816
Charge-offs	(246,237)	(521,608)
Recoveries	5,538	42,593
Provisions	225,782	226,692
Allowance for loan losses, Ending balance	1,563,576	1,578,493
Allowance for loan losses evaluated for impairment, Individually	134,800	283,200
Allowance for loan losses evaluated for impairment, Collectively	1,428,776	1,295,293
Total Allowance for loan losses	1,563,576	1,578,493
Loans evaluated for impairment, Individually	1,641,960	2,366,326
Loans evaluated for impairment, Collectively	167,970,849	154,884,065
Total Loans	169,612,809	157,250,391
Residential Real Estate Jr Lien
Allowance for loan losses, Beginning balance	331,684	0
Charge-offs	(135,622)	(96,961)
Recoveries	1,538	20
Provisions	134,956	428,625
Allowance for loan losses, Ending balance	332,556	331,684
Allowance for loan losses evaluated for impairment, Individually	39,200	47,200
Allowance for loan losses evaluated for impairment, Collectively	293,356	284,484
Total Allowance for loan losses	332,556	331,684
Loans evaluated for impairment, Individually	309,606	434,664
Loans evaluated for impairment, Collectively	46,719,417	45,452,303
Total Loans	47,029,023	45,886,967
Consumer Portfolio Segment [Member]
Allowance for loan losses, Beginning balance	124,779	151,948
Charge-offs	(96,491)	(103,687)
Recoveries	32,452	35,923
Provisions	77,959	40,595
Allowance for loan losses, Ending balance	138,699	124,779
Allowance for loan losses evaluated for impairment, Individually	0	0
Allowance for loan losses evaluated for impairment, Collectively	138,699	124,779
Total Allowance for loan losses	138,699	124,779
Loans evaluated for impairment, Individually	0	0
Loans evaluated for impairment, Collectively	10,642,151	11,465,139
Total Loans	10,642,151	11,465,139
Unallocated
Allowance for loan losses, Beginning balance	123,293	50,852
Charge-offs	0	0
Recoveries	0	0
Provisions	189,135	72,441
Allowance for loan losses, Ending balance	312,428	123,293
Allowance for loan losses evaluated for impairment, Individually	0	0
Allowance for loan losses evaluated for impairment, Collectively	312,428	123,293
Total Allowance for loan losses	$ 312,428	$ 123,293